10. Non-current assets held for sale (Tables)	12 Months Ended
Dec. 31, 2020
Non-current Assets Held For Sale
Change in the Non-current assets held for sale

At December 31, 2020, 2019 and 2018, the total amount of non-current assets held for sale includes foreclosed assets and other tangible assets. The change in the "Non-current assets held for sale" is as follows:

Thousand of reais	2020	2019	2018

Balance at beginning of year	1,580,496	1,598,367	1,507,548
Loan repayments - repossession of assets	445,173	735,864	785,139
Capital Increase in Companies held for sale (1)	-	55,245	-
Additions / disposals (net) due to change in the scope of consolidation (2)	-	-	(130,713)
Sales	(663,067)	(808,980)	(563,607)
Final balance, gross	1,362,602	1,580,496	1,598,367
Impairment losses (3)	(269,693)	(255,161)	(218,136)
Impairment as a percentage of foreclosed assets	19.79%	16.14%	13.65%
Balance at end of year	1,092,909	1,325,335	1,380,231
(1)	On September 20, 2019, Santander Holding Imobiliária completed the acquisition of the company Summer Empreendimentos Ltda, (“Summer”), whose main asset is a branch located on Avenida Faria Lima in the city of São Paulo, for the amount of R$45,245. At the conclusion of the transaction, a structured plan for the sale of this company to a third party was formalized in the short term, In December 2019, Santander Holding Imobiliária carried out a capital increase in Summer in the amount of R$ 10,000.
(2)	On June 30, 2018, Banco Santander management reevaluated its strategy on investing in Real TJK Empreendimento Imobiliário SA (currently called Rojo Entretenimento SA), a company that owns Teatro Santander, and decided to transfer the non-assets item -currents held for sale for investments in associates and controlled companies (Note 11).

In 2020, it includes the amount of R$24,751 (2019 – R$251,945 e 2018 – R$159,120) of provisions for devaluations on properties and R$122 (2019 – R$3,216) of provisions for devaluations on vehicles, constituted based on appraisal reports prepared by a specialized external consultancy, recorded as a provision for losses due to non-recovery (Impairment).